Note 9 - Stock-based Compensation and Other Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
						Weighted
Balance, September 30, 2015:			Exercise			Average
	Options	Shares	Price			Price per
	Outstanding	Available	per share			share
Balances as of December 31, 2014	8,601,086	3,398,914	$0.23	–	1.89	$0.44
Granted	1,040,000	(1,040,000)	0.30	–	0.58	0.35
Plan classification	600,000	(600,000)	0.30	–	0.60	0.33
Balance, September 30, 2015	10,241,086	2,158,914	$0.23	–	1.89	$0.43
						Weighted
			Exercise			Average
Balance, September 30, 2016:	Options	Shares	Price			Price per
	Outstanding	Available	per share			share
Balances as of December 31, 2015	10,241,086	1,758,914	$0.22	–	1.89	$0.44
Granted	40,000	(40,000)		0.45		0.45
Cancelled	(262,500)	262,500		0.40		0.40
Balance, September 30, 2016	10,018,586	1,981,414	$0.22	–	1.89	$0.46

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2015						2016
	Non Plan			2007 Plan			Non Plan			2007 Plan
Risk free interest rate	1.83	–	2.33%	1.60	–	2.38%	1.77	–	2.27%	1.36	–	1.77%
Expected volatility	794	–	821%	322	–	807%	641	–	738%	315	–	641%
Expected dividend yield		–			–			–			–
Forfeiture rate		–			–			–			–
Life in years		7		3	–	7		7			5

	2014				2015

	Non Plan			2007 Plan	Non Plan			2007 Plan
Risk free interest rate	2.25	–	2.76%	2.63%	1.83	–	2.33%	1.60	–	2.38%
Expected volatility	837	–	935%	927%	794	–	821%	322	–	807%
Expected dividend yield		—		—		—			—
Forfeiture rate		—		—		—			—
Expected life in years		7		7		7		3	-	7

Outside of 2007 Plan [Member]
Notes Tables
Schedule of Share-based Compensation, Stock Options Plans, Activity [Table Text Block]
Date		Term	Option Shares	Exercise Price	Stock Price on grant date	Fair Value	Expense
December 31, 2015	(1)	10	124,000	$0.50	$0.50	$62,000	$62,000
December 31, 2015	(2)	10	58,500	0.50	0.50	29,250	29,250
September 22, 2015	(3)	10	103,846	0.65	0.65	67,500	67,500
September 22, 2015	(4)	10	125,770	0.65	0.65	81,750	81,750
September 22, 2015	(5)	10	200,000	0.35	0.65	130,000	110,500
June 29, 2015	(6)	10	218,143	0.35	0.35	76,350	76,350
June 29, 2015	(7)	10	192,857	0.35	0.35	67,500	67,500
April 20, 2015	(8)	10	75,000	0.34	0.34	25,500	25,500
April 19, 2015	(9)	10	200,000	0.37	0.34	74,000	74,000
March 31, 2015	(10)	10	387,676	0.36	0.36	139,563	139,563
March 30, 2015	(11)	10	190,142	0.36	0.36	68,451	68,451
February 5, 2015	(12)	10	200,000	0.33	0.33	66,000	66,000
2014 and prior	(13)		__			__	74,145
Total 2015			2,075,934				$952,509
Date		Term	Option Shares	Exercise price	Stock price on grant date	Fair Value	Expense
December 26, 2014	(1)	10	192,857	$0.35	$0.35	$67,500	$67,500
December 26, 2014	(2)	10	250,715	0.35	0.35	87,750	87,750
September 29, 2014	(3)	10	143,617	0.47	0.47	67,500	67,500
September 29, 2014	(4)	10	193,511	0.47	0.47	90,950	90,950
June 24, 2014	(5)	10	103,847	0.65	0.65	67,501	67,501
June 24, 2014	(6)	10	148,848	0.65	0.65	96,750	96,750
March 31, 2014	(7)	10	156,888	0.43	0.43	67,461	67,461
March 31, 2014	(8)	10	78,488	0.43	0.43	33,750	33,750
February 20, 2014	(9)	10	40,000	0.35	0.35	14,000	14,000
2013 and prior	(10)		__			__	40,160
Total							633,332

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Balance, September 30, 2015:					Weighted
	Options	Exercise			Average
	Outstanding	Price per share			Price per share
Balance, December 31, 2014	17,965,291	$0.18	–	1.00	$0.40
Granted	1,893,434	0.34	–	0.36	0.35
Expired	(46,250)		0.30		0.30
Plan classification	(600,000)	0.30	–	0.63	0.33
Balance, September 30, 2015	19,212,474	$0.18	–	1.00	$0.44
					Weighted
Balance, September 30, 2016:	Options	Exercise			Average
	Outstanding	Price per share			Price per share
Balance, December 31, 2015	19,394,975	$0.18	–	1.00	$0.40
Granted	906,973	0.33	–	0.76	$0.48
Exercised	(60,000)		0.25		0.25
Balance, September 30, 2016	20,241,948	$0.18	–	1.00	$0.41

					Weighted Average
	Options				Price per
	Outstanding	Exercise Price			share
Balances as of December 31, 2013	16,398,395	$0.18	–	$1.00	$0.39
Granted	1,608,771	$0.25	–	0.30	$0.50
Exercised	(41,875)		—		—
Expired	—		—		—
Balances as of December 31, 2014	17,965,294	$0.18	–	$1.00	$0.40
Granted	2,075,931	$0.25	–	0.65	$0.40
Exercised	—	0.33	–	0.65	0.40
Reclassification	(600,000)	0.30	–	0.63	0.33
Expired	(46,250)		0.30		0.30
Balances as of December 31, 2015	19,394,975	$0.18	–	$1.00	$0.40

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
				Weighted		Currently Exercisable
				Average	Weighted	Number of
Options				Remaining	Average	Shares at	Weighted
Outstanding at				Contractual	Exercise	December 31,	Average
December 31, 2015	Exercise Price			Life	Price	2015	Exercise Price
7,733,259		$0.18		1	$0.18	7,733,259	$0.18
2,400,000		0.99		1	0.99	2,400,000	0.99
691,975		0.55		3	0.55	691,975	0.55
800,000		1.00		6	1.00	483,333	1.00
168,750		0.40		7	0.40	168,750	0.40
1,456,110		0.30		7	0.30	1,456,110	0.30
3,288,246	0.25	–	0.65	8	0.28	3,288,246	0.28
1,833,518	0.33	–	0.47	9	0.40	1,833,518	0.40
1,023,112	0.35	–	0.65	10	0.40	1,013,112	0.40
19,394,972	$0.18	–	1.00	8	$0.40	19,068,303	$0.40

The 2007 Equity Incentive Plan [Member]
Notes Tables
Schedule of Share-based Compensation, Stock Options Plans, Activity [Table Text Block]
Date		Term	Option Shares	Exercise price	Stock price on grant date	Fair Value	Expense
June 24, 2015	(1)	10	40,000	$0.38	$0.38	$15,200	$15,200
April 20, 2015	(2)	10	700,000	0.40	0.34	238,000	59,460
September 30, 2015	(3)	10	300,000	0.57	0.57	171,000	68,400
Totals			1,040,000			$424,200	$143,060
Date		Term	Option Shares	Exercise Price	Stock Price on grant date	Fair Value	Expense
June 23, 2014	(1)	10	40,000	$0.63	$0.63	$25,200	$25,200
June 23, 2014	(2)	10	300,000	0.63	0.63	189,000	141,000
			$340,000			$214,250	$166,200

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
						Weighted
						Average
	Options	Shares				Price per
	Outstanding	Available	Price per share			share
Balances as of December 31, 2013	8,561,086	3,438,914	$0.25	–	$1.89	$0.44
Granted	40,000	(40,000)		$0.28		0.28
Exercised	—	—		—		—
Expired	—	—		$—		$—
Balances as of December 31, 2014	8,601,086	3,398,914	$0.25	–	$1.89	$0.44
Granted	1,040,000	(1,040,000)	$0.38	–	$0.57	0.45
Exercised	—	—		—		—
Reclassification	600,000	(600,000)	0.30	–	0.63	0.33
Expired	—	—		—		—
Balances as of December 31, 2015	10,241,086	1,758,914	$0.25	–	$1.89	$0.44

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
				Weighted		Currently Exercisable
				Average	Weighted
Options				Remaining	Average	Number	Weighted
Outstanding				Contractual	Exercise	Of Shares	Average
at December 31, 2015	Exercise Price			Life	Price	December 31, 2015	Exercise Price
525,000	$0.40	-	1.89	2	$1.06	525,000	1.06

892,135	0.28	-	0.99	3	0.51	892,135	0.51

1,010,000	0.31	-	0.70	4	0.56	1,010,000	0.56

3,429,450	0.22	-	0.57	5	0.33	3,429,450	0.33

1,989,340	0.34	-	0.51	6	0.37	1,989,340	0.37

715,161	0.28	-	0.40	7	0.36	715,161	0.36

640,000	0.30	–	0.65	8	0.48	640,000	0.48

740,000	0.38	–	0.40	9	0.40	233,333	0.40

300,000		0.57		10	0.57	165,000	0.57

10,241,086	$0.22	–	1.89	4	$0.44	9,599,419	$0.44